MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Non-Current Assets By Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total non-current assets	$ 16,163	$ 18,431
United States
Disclosure of geographical areas [line items]
Total non-current assets	8,689	9,021
Australia
Disclosure of geographical areas [line items]
Total non-current assets	3,050	4,126
Brazil
Disclosure of geographical areas [line items]
Total non-current assets	2,990	3,689
United Kingdom
Disclosure of geographical areas [line items]
Total non-current assets	220	244
Other
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,214	$ 1,351